VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 61.1%
		Basic Materials: 4.1%
7,347,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	$ 6,632,871	3.0
2,610,000		Steel Dynamics, Inc., 3.450%, 04/15/2030	2,379,387	1.1
			9,012,258	4.1

		Communications: 2.9%
285,000		Comcast Corp., 3.400%, 04/01/2030	309,149	0.2
115,000		Comcast Corp., 3.750%, 04/01/2040	127,366	0.1
3,740,000	(1)	NBCUniversal Enterprise, Inc., 1.833%, (US0003M + 0.400%), 04/01/2021	3,690,583	1.7
600,000		Walt Disney Co/The, 4.625%, 03/23/2040	733,088	0.3
1,055,000		Walt Disney Co/The, 4.700%, 03/23/2050	1,378,482	0.6
			6,238,668	2.9

		Consumer, Cyclical: 1.3%
230,000		Home Depot, Inc./The, 3.300%, 04/15/2040	236,391	0.1
195,000		Home Depot, Inc./The, 3.350%, 04/15/2050	212,646	0.1
430,000		Lowe's Cos, Inc., 5.125%, 04/15/2050	520,086	0.2
170,000		Lowe's Cos, Inc., 5.000%, 04/15/2040	192,999	0.1
175,000		McDonald's Corp., 3.600%, 07/01/2030	183,663	0.1
235,000		McDonald's Corp., 3.625%, 09/01/2049	241,309	0.1
325,000		McDonald's Corp., 4.200%, 04/01/2050	361,658	0.2
205,000		NIKE, Inc., 3.250%, 03/27/2040	214,515	0.1
205,000		NIKE, Inc., 3.375%, 03/27/2050	225,308	0.1
420,000		Toyota Motor Credit Corp., 3.375%, 04/01/2030	425,817	0.2
			2,814,392	1.3

		Consumer, Non-cyclical: 5.6%
8,380,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	9,785,257	4.5
460,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	500,022	0.2
150,000	(1)	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	167,349	0.1
185,000		Coca-Cola Co/The, 4.125%, 03/25/2040	228,403	0.1
305,000		Coca-Cola Co/The, 4.200%, 03/25/2050	400,725	0.2
325,000		CVS Health Corp., 4.125%, 04/01/2040	327,802	0.1
420,000		CVS Health Corp., 4.250%, 04/01/2050	438,505	0.2
215,000		Procter & Gamble Co/The, 3.550%, 03/25/2040	251,303	0.1
190,000		Procter & Gamble Co/The, 3.600%, 03/25/2050	235,055	0.1
			12,334,421	5.6

		Energy: 6.3%
2,610,000		Apache Corp., 4.250%, 01/15/2044	1,141,175	0.5
2,100,000		Concho Resources, Inc., 4.875%, 10/01/2047	1,625,593	0.7
720,000		Petroleos Mexicanos, 6.750%, 09/21/2047	467,780	0.2
3,820,000	(1)	Petroleos Mexicanos, 7.690%, 01/23/2050	2,694,265	1.2
2,480,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	1,641,135	0.8
6,250,000	(1)	Saudi Arabian Oil Co., 4.375%, 04/16/2049	6,240,582	2.9
			13,810,530	6.3

		Financial: 22.5%
580,000		American International Group, Inc., 4.500%, 07/16/2044	595,457	0.3
5,075,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	5,776,627	2.6
4,505,000		Bank of Montreal, 0.818%, (SOFRRATE + 0.680%), 03/10/2023	4,118,203	1.9
3,780,000		Canadian Imperial Bank of Commerce, 0.818%, (SOFRRATE + 0.800%), 03/17/2023	3,604,910	1.6
5,530,000	(2)	Citigroup, Inc., 5.316%, 03/26/2041	6,945,738	3.2
5,730,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	6,656,187	3.0
170,000		Mastercard, Inc., 3.350%, 03/26/2030	189,303	0.1
175,000		Mastercard, Inc., 3.850%, 03/26/2050	214,609	0.1
2,620,000	(1)	Metropolitan Life Global Funding I, 1.695%, (SOFRRATE + 0.570%), 01/13/2023	2,290,973	1.0
5,530,000	(2)	Morgan Stanley, 5.597%, 03/24/2051	7,844,100	3.6
170,000		Prudential Financial, Inc., 4.350%, 02/25/2050	175,414	0.1
6,440,000		Wells Fargo & Co., 2.819%, (US0003M + 1.025%), 07/26/2021	6,385,541	2.9
2,255,000	(2)	Wells Fargo & Co., 4.478%, 04/04/2031	2,560,201	1.2

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,545,000	(2)	Wells Fargo & Co., 5.013%, 04/04/2051	$ 1,975,734	0.9
			49,332,997	22.5

		Industrial: 2.5%
640,000		3M Co., 3.700%, 04/15/2050	718,156	0.3
360,000		Boeing Co/The, 3.950%, 08/01/2059	325,122	0.2
340,000		General Dynamics Corp., 4.250%, 04/01/2040	406,385	0.2
135,000		General Dynamics Corp., 4.250%, 04/01/2050	168,098	0.1
515,000		Northrop Grumman Corp., 5.150%, 05/01/2040	652,931	0.3
520,000		Northrop Grumman Corp., 5.250%, 05/01/2050	710,916	0.3
480,000		United Parcel Service, Inc., 5.200%, 04/01/2040	588,223	0.3
1,370,000		United Parcel Service, Inc., 5.300%, 04/01/2050	1,811,882	0.8
			5,381,713	2.5

		Technology: 14.7%
4,840,000	(1)	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	4,718,163	2.2
4,800,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	5,605,576	2.6
920,000		Intel Corp., 4.750%, 03/25/2050	1,212,924	0.6
325,000		Intel Corp., 4.950%, 03/25/2060	452,912	0.2
5,770,000		International Business Machines Corp., 4.250%, 05/15/2049	7,058,797	3.2
7,200,000		Micron Technology, Inc., 5.327%, 02/06/2029	7,919,744	3.6
435,000		NVIDIA Corp., 3.500%, 04/01/2040	463,760	0.2
670,000		NVIDIA Corp., 3.500%, 04/01/2050	733,527	0.3
2,105,000		Oracle Corp., 3.600%, 04/01/2050	2,106,096	1.0
1,795,000		Oracle Corp., 3.850%, 04/01/2060	1,815,075	0.8
			32,086,574	14.7

		Utilities: 1.2%
1,680,000		Consolidated Edison Co. of New York, Inc., 3.350%, 04/01/2030	1,736,427	0.8
475,000		Consolidated Edison Co. of New York, Inc., 3.950%, 04/01/2050	496,823	0.2
295,000		Exelon Corp., 4.050%, 04/15/2030	292,760	0.1
130,000		Exelon Corp., 4.700%, 04/15/2050	136,342	0.1
			2,662,352	1.2

	Total Corporate Bonds/Notes
	(Cost $133,317,960)		133,673,905	61.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.9%
2,204,955	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	2,196,506	1.0
1,205,148	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	1,217,357	0.5
3,057,346		Residential Mortgage Loan Trust 2019-3, 2.633%, 09/25/2059	2,980,912	1.4

	Total Collateralized Mortgage Obligations
	(Cost $6,382,764)		6,394,775	2.9

MUNICIPAL BONDS: 0.0%
		Minnesota: 0.0%
41,451		Northstar Education Finance, Inc., 1.894%, (US0003M + 0.100%), 04/28/2030	41,359	0.0

	Total Municipal Bonds
	(Cost $40,842)		41,359	0.0

U.S. TREASURY OBLIGATIONS: 12.4%
		U.S. Treasury Bonds: 2.9%
5,110,000		2.375%,11/15/2049	6,382,111	2.9

		U.S. Treasury Floating Rate Notes: 9.5%
20,685,000		0.385%, (USBMMY3M + 0.300%),10/31/2021	20,746,325	9.5

	Total U.S. Treasury Obligations
	(Cost $26,213,246)		27,128,436	12.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.2%
		Federal Home Loan Bank: 4.5%
9,800,000		1.875%,07/07/2021	9,984,756	4.5

		Federal Home Loan Mortgage Corporation: 3.4%(3)
7,300,000		1.125%,08/12/2021	7,374,828	3.4

		Federal National Mortgage Association: 7.3%(3)
15,900,000		1.500%,07/30/2020	15,968,292	7.3

	Total U.S. Government Agency Obligations
	(Cost $32,979,139)		33,327,876	15.2

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.7%
1,520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.685%, (US0001M + 0.980%), 05/15/2036	$ 1,452,959	0.7

		Total Commercial Mortgage-Backed Securities
		(Cost $1,453,500)	1,452,959	0.7

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	704,111	0.3

		Total Asset-Backed Securities
		(Cost $695,700)	704,111	0.3

		Total Long-Term Investments
		(Cost $201,083,151)	202,723,421	92.6

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
		Mutual Funds: 7.4%
16,185,892	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
		(Cost $16,185,892)	16,185,892	7.4

		Total Short-Term Investments
		(Cost $16,185,892)	16,185,892	7.4

		Total Investments in Securities (Cost $217,269,043)	$ 218,909,313	100.0
		Assets in Excess of Other Liabilities	100,258	0.0
		Net Assets	$ 219,009,571	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$133,673,905	$–	$133,673,905
Collateralized Mortgage Obligations	–	6,394,775	–	6,394,775
Municipal Bonds	–	41,359	–	41,359
Commercial Mortgage-Backed Securities	–	1,452,959	–	1,452,959
U.S. Government Agency Obligations	–	33,327,876	–	33,327,876
Asset-Backed Securities	–	704,111	–	704,111
U.S. Treasury Obligations	–	27,128,436	–	27,128,436
Short-Term Investments	16,185,892	–	–	16,185,892
Total Investments, at fair value	$16,185,892	$202,723,421	$–	$218,909,313

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $217,291,292.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,161,134
Gross Unrealized Depreciation	(8,543,112)
Net Unrealized Appreciation	$1,618,022